Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Parenthetical) (Detail) - Benefit obligations [Member] - Other [Member]
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - year reaches ultimate trend rate	2037	2037
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	6.10%	6.10%
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%